Selected Quarterly Financial Data-Unaudited	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data-Unaudited

(19) Selected Quarterly Financial Data—Unaudited

A summary of the quarterly data follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2012:
Total revenue	$367,838	$302,202	$304,957	$247,869	$1,222,866
Costs and expenses	$334,651	$272,609	$300,190	$254,869	$1,162,319
Income before income taxes	$33,187	$29,593	$4,767	$(7,000)	$60,547
Net income / (loss)	$32,795	$29,326	$4,396	$(7,164)	$59,353

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2011:
Total revenue	$332,856	$275,405	$286,012	$227,034	$1,121,307
Costs and expenses	$291,841	$242,975	$273,575	$223,557	$1,031,948
Income before income taxes	$41,015	$32,430	$12,437	$3,477	$89,359
Net income	$40,503	$32,093	$12,376	$3,166	$88,138

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	($ in thousands)
2010:
Total revenue	$297,038	$245,747	$263,323	$219,633	$1,025,741
Costs and expenses (1)	$263,405	$225,975	$244,838	$220,437	$954,655
Income before income taxes	$33,633	$19,772	$18,485	$(804)	$71,086
Net income/ (loss)	$33,284	$19,322	$19,232	$(1,156)	$70,682

(1)	Includes net loss on extinguishment of debt.